UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 2012
                                                   ------------------

Check here if Amendment [  ]    Amendment Number:  ------------------
This Amendment:         [  ]    is a restatement.
                        [  ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Nexus Investment Management Inc.
Address:  120 Adelaide Street West, Suite 1010
          Toronto, Ontario
          Canada M5H 1T1

Form 13F File Number:     28-13610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     R. Denys Calvin
Title:    Vice President
Phone:    (416) 360-0580 x.224

Signature, Place and Date of Signing:

 /s/ R. Denys Calvin         Toronto, Ontario        April 2, 2012
 ----------------------      ----------------        -------------
       Signature                City, State               Date

Report Type

[X]     13F HOLDINGS REPORT.

[  ]    13F NOTICE.

[  ]    13F COMBINATION REPORT.

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             Nil
                                           -----------
Form 13F Information Table Entry Total:        56
                                           -----------
Form 13F Information Table Value Total:      370,066
                                           -----------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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FORM 13F INFORMATION TABLE
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Column 1                            Column 2     Column 3   Column 4           Column 5       Column 6   Column 7     Column 8
                                                                       Shares or
                                    Title of                  Value    Principal  SH/  PUT/  Investment   Other    Voting Authority
Name of Issuer                      Class          Cusip    (x$1,000)    Amount   PRN  CALL  Discretion  Managers  Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
AT&T INC                            COM          00206R102       593      19,000  SH            SOLE                X
APPLE INC                           COM          037833100    12,535      20,908  SH            SOLE                X
BCE INC                             COM NEW      05534B760     1,855      46,407  SH            SOLE                X
BANK OF AMERICA CORPORATION         COM          060505104       371      38,800  SH            SOLE                X
BANK NOVA SCOTIA HALIFAX            COM          064149107    22,383     400,193  SH            SOLE                X
BROOKFIELD ASSET MGMT INC           CL A LTD
                                    VT SH        112585104       713      22,621  SH            SOLE                X
CAE INC                             COM          124765108     8,212     802,000  SH            SOLE                X
CDN IMPERIAL BK OF MERCE            COM          136069101       345       4,517  SH            SOLE                X
CANADIAN NAT RES LTD                COM          136385101       874      26,400  SH            SOLE                X
CARMAX INC                          COM          143130102     8,782     253,450  SH            SOLE                X
CENOVUS ENERGY INC                  COM          15135U109     8,139     226,508  SH            SOLE                X
CISCO SYS INC                       COM          17275R102     9,207     435,325  SH            SOLE                X
CITIGROUP INC                       COM NEW      172967424     4,213     115,275  SH            SOLE                X
DANAHER CORP DEL                    COM          235851102     1,495      26,700  SH            SOLE                X
DAVITA INC                          COM          23918K108    11,091     123,000  SH            SOLE                X
ENCANA CORP                         COM          292505104     5,615     286,348  SH            SOLE                X
ENBRIDGE INC                        COM          29250N105    19,192     494,956  SH            SOLE                X
FORD MTR CO DEL                     COM PAR
                                    $0.01        345370860       837      67,000  SH            SOLE                X
FRONTIER MUNICATIONS CORP           COM          35906A108        88      21,000  SH            SOLE                X
GOOGLE INC                          CL A         38259P508     7,522      11,730  SH            SOLE                X
HEWLETT PACKARD CO                  COM          428236103     5,968     250,450  SH            SOLE                X
JPMORGAN CHASE & CO                 COM          46625H100     5,181     112,675  SH            SOLE                X
JOHNSON & JOHNSON                   COM          478160104       264       4,000  SH            SOLE                X
MICROSOFT CORP                      COM          594918104     4,631     143,590  SH            SOLE                X
NEXEN INC                           COM          65334H102       659      36,000  SH            SOLE                X
NUSTAR ENERGY LP                    UNIT COM     67058H102       354       6,000  SH            SOLE                X
PFIZER INC                          COM          717081103    14,246     628,675  SH            SOLE                X
PIONEER NAT RES CO                  COM          723787107       391       3,500  SH            SOLE                X
PRICE T ROWE GROUP INC              COM          74144T108     1,711      26,200  SH            SOLE                X
PROGRESSIVE WASTE SOLUTIONS         COM          74339G101    11,893     548,325  SH            SOLE                X
RESEARCH IN MOTION LTD              COM          760975102     2,319     158,360  SH            SOLE                X
ROGERS COMMUNICATIONS INC           CL B         775109200    16,558     417,765  SH            SOLE                X
ROYAL BK CDA MONTREAL QUE           COM          780087102    24,346     420,757  SH            SOLE                X
ROYAL DUTCH SHELL PLC SPONS         ADR A        780259206       351       5,000  SH            SOLE                X
SPDR GOLD TRUST GOLD                SHS          78463V107       227       1,400  SH            SOLE                X
SMUCKER J M CO                      COM NEW      832696405    10,768     132,350  SH            SOLE                X
SOUTHERN COPPER CORP                COM          84265V105       353      11,117  SH            SOLE                X
STARBUCKS CORP                      COM          855244109       838      15,000  SH            SOLE                X
SUNCOR ENERGY INC NEW               COM          867224107    13,082     401,042  SH            SOLE                X
TALISMAN ENERGY INC                 COM          87425E103     7,211     574,500  SH            SOLE                X
TECK RESOURCES LTD                  CL B         878742204       830      23,300  SH            SOLE                X
TELUS CORP NON-VTG                  SHS          87971M202    17,079     300,680  SH            SOLE                X
THOMSON REUTERS CORP                COM          884903105     8,494     294,251  SH            SOLE                X
TIM HORTONS INC                     COM          88706M103       935      17,500  SH            SOLE                X
TORONTO DOMINION BK ONT             COM NEW      891160509    29,936     353,288  SH            SOLE                X
TOTAL S A SPONSORED                 ADR          89151E109       307       6,000  SH            SOLE                X
TRANSCANADA CORP                    COM          89353D107    11,004     256,685  SH            SOLE                X
VALEANT PHARMACEUTICALS INTL        COM          91911K102     1,467      27,400  SH            SOLE                X
WAL MART STORES INC                 COM          931142103     9,746     159,250  SH            SOLE                X
WALTER ENERGY INC                   COM          93317Q105     5,523      93,280  SH            SOLE                X
WELLS FARGO & CO NEW                COM          949746101       918      26,900  SH            SOLE                X
WESTERN DIGITAL CORP                COM          958102105    10,802     260,990  SH            SOLE                X
WINDSTREAM CORP                     COM          97381W104       222      19,000  SH            SOLE                X
YAMANA GOLD INC                     COM          98462Y100       311      20,000  SH            SOLE                X
BROOKFIELD INFRAST PARTNERS LP INT  UNIT         G16252101    16,537     524,345  SH            SOLE                X
COVIDIEN PLC                        SHS          G2554F113    10,542     192,795  SH            SOLE                X

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